Financial instruments and risk management - Summary of Impact on Equity, Before Tax, of a 1% Increase in Interest (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Sterling interest rates
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	£ 989	£ 672	£ 628
US dollar interest rates
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	(610)	(350)	(267)
Euro interest rates
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	(451)	(399)	(401)
Sterling strengthening
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	£ (289)	£ (219)	£ (236)